Earnings per Share - Additional Information (Detail) (Stock Option, USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Option
Earnings Per Share Disclosure [Line Items]
Antidilutive shares excluded from computation of earnings per share	4,411,431	4,048,253	4,344,628	3,033,282	1,728,127
Antidilutive shares, weighted average exercise prices per share	$ 2.37	$ 2.48	$ 2.40	$ 2.85	$ 3.83